Share-based payments - Outstanding Stock Options (Details)	6 Months Ended
Jun. 30, 2021 shares $ / shares
NUMBER OF OPTIONS
Outstanding, beginning of period (in shares) | shares	15,650,234
Exercised (in shares) | shares	(1,327,539)
Forfeited (in shares) | shares	(245,288)
Outstanding, end of period (in shares) | shares	14,077,407
Exercisable, end of period (in shares) | shares	7,592,746
WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, beginning of period (CAD per share)	$ 59
Exercised (CAD per share)	55
Forfeited (CAD per share)	60
Outstanding, end of period (CAD per share)	59
Exercisable, end of period (CAD per share)	58
Weighted average share price, share options exercised (CAD per share)	$ 60